Expense Example - Class A C Inst Inv R R6 Shares - Goldman Sachs Focused Value Fund	Class A Shares 1 Year	Class A Shares 3 Years	Class A Shares 5 Years	Class A Shares 10 Years	Class C Shares 1 Year	Class C Shares 3 Years	Class C Shares 5 Years	Class C Shares 10 Years	Institutional Shares 1 Year	Institutional Shares 3 Years	Institutional Shares 5 Years	Institutional Shares 10 Years	Investor Shares 1 Year	Investor Shares 3 Years	Investor Shares 5 Years	Investor Shares 10 Years	Class R Shares 1 Year	Class R Shares 3 Years	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 3 Years	Class R6 Shares 5 Years	Class R6 Shares 10 Years
USD ($)	650	1,087	1,548	2,822	282	795	1,434	3,153	75	460	870	2,018	81	491	927	2,142	131	644	1,184	2,661	74	457	865	2,007